Fair Value (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amount of gains and losses from fair value changes
Interest Expense Earnings	$ (2,669)	$ (3,065)
Loans held for sale [Member]
Amount of gains and losses from fair value changes
Other Gains and Losses	45	(6)
Interest Income	41	30
Interest Expense Earnings	0	0
Total Changes in Fair Values Included in Current Period Earnings	$ 86	$ 24